Exhibit 99.1 Schedule 3

Data Compare

Marketing ID	Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
26	XX	XX		Residual Income	$32688.35	$28605.92	$4082.43	14.27127%	Total verified monthly income equals $56,843.16, monthly PITIA equals $13,372.57 and all other debts equal $10,782.24. Residual income is $32,688.35.	Initial
37	XX	XX		Residual Income	$29776.76	$31075.76	$-1299.00	-4.18010%	Total verified monthly income equals $43,838.56, monthly PITIA equals $8,882.92 and all other debts equal $5,178.88. Residual income is $ 29,776.76.	Initial
71	XX	XX		Residual Income	$11447.09	$11101.30	$345.79	3.11486%	Total verified monthly income equals $15,828.67, monthly PITIA equals $2,719.27 and all other debts equal $1,662.31. Residual income is $11,447.09.	Initial
121	XX	XX		Residual Income	$11130.57	$10567.88	$562.69	5.32453%	Total verified monthly income equals $19,668.26, monthly PITIA equals $1,716.78 and all other debts equal $6,820.91. Residual income is $11,130.57.	Initial
122	XX	XX		B1 Self-Employed?	Yes	No			Borrower is self-employed as per Final Application.	Initial
293	XX	XX		B1 Self-Employed?	Yes	No			Borrower is self-employed as per Final Application.	Initial
356	XX	XX		Residual Income	$10043.48	$11029.86	$-986.38	-8.94281%	Total verified monthly income equals $15,534.54, monthly PITIA equals $4,675.06 and all other debts equal $816.00. Residual income is $10,043.48.	Initial
387	XX	XX		Residual Income	$3768.81	$3538.81	$230.00	6.49935%	Total verified monthly income equals $6,593.34, monthly PITIA equals $1,935.53 and all other debts equal $889.00. Residual income is $3,768.81.	Initial
413	XX	XX		Residual Income	$7428.84	$7890.96	$-462.12	-5.85632%	Total verified monthly income equals $13,999.18, monthly PITIA equals $3,735.91 and all other debts equal $2,834.43. Residual income is $7,428.84.	Initial
421	XX	XX		Residual Income	$14159.26	$13396.81	$762.45	5.69128%	Total verified monthly income equals $25,710.54, monthly PITIA equals $6,677.28 and all other debts equal $4,874.00. Residual income is $14,159.26.	Initial
433	XX	XX		Original Appraised Value	XX	XX	XX	1.89359%	The Appraisal dated 05/XX/2026 reflects Original Appraised Value as $XX.	Initial
447	XX	XX		Residual Income	$60644.11	$55645.72	$4998.39	8.98252%	Total verified monthly income equals $96,066.39, monthly PITIA equals $20,513.56 and all other debts equal $14,908.72. Residual income is $60,644.11.	Initial
658	XX	XX		Residual Income	$95030.68	$89093.49	$5937.19	6.66399%	Total verified monthly income equals $122,368.18, monthly PITIA equals $20,355.77 and all other debts equal $6,981.73. Residual income is $95,030.68.	Initial
734	XX	XX		Residual Income	$44380.18	$40932.84	$3447.34	8.42194%	Total verified monthly income equals $69,424.34, monthly PITIA equals $11,540.24 and all other debts equal $13,503.92. Residual income is $44,380.18.	Initial
746	XX	XX		Residual Income	$16850.69	$15668.36	$1182.33	7.54597%	Total verified monthly income equals $27,883.34, monthly PITIA equals $10,901.65 and all other debts equal $131.00. Residual income is $16,850.69.	Initial